Note 11 - Deferred Share Units (Detail) - Deferred Share Units (USD $)	Nov. 30, 2012	Nov. 30, 2011
Additional paid in capital (in Dollars)	$ 28,409,665	$ 20,822,672
Deferred Share Units [Member]
Additional paid in capital (in Dollars)	36,727	33,101
Additional paid in capital	12,199	10,250
Accrued liability (in Dollars)	$ 9,688	$ 6,569
Accrued liability	4,611	2,050